THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED AUGUST 27, 2012 TO THE PROSPECTUS DATED

FEBRUARY 28, 2012 (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF AUGUST 17, 2012, PLEASE REPLACE THE TABLE IN THE

SECTION TITLED “SALES CHARGES” ON PAGE 12 WITH THE FOLLOWING:

Sales Charges

Purchases of Class A Shares are subject to front-end sales charges.

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	4.75%	4.99%	4.28%
$50,000-$99,999	3.75%	3.90%	3.38%
$100,000-$249,999	3.00%	3.09%	2.70%
$250,000-$499,999	2.50%	2.56%	2.25%
$500,000-$749,999	2.00%	2.04%	1.80%
$750,000-$999,999	1.25%	1.27%	1.13%
$1,000,000 and Over	0.00%*	0.00%*	0.00%

*	A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 13 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED AUGUST 27, 2012 TO THE PROSPECTUS DATED

FEBRUARY 28, 2012 (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE

SECTION TITLED, “DIVIDENDS, CAPITAL GAINS AND TAXES” ON PAGE 4 WITH

THE FOLLOWING:

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED AUGUST 27, 2012 TO THE PROSPECTUS DATED

FEBRUARY 28, 2012 (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF AUGUST 31, 2012, PLEASE REPLACE THE SECTION TITLED,

“ADVISORY SERVICES” ON PAGE 25 WITH THE FOLLOWING:

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tiered	Annual Rate
World Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

THE HUNTINGTON FUNDS

HUNTINGTON WORLD INCOME FUND

SUPPLEMENT DATED AUGUST 27, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2012 (CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF AUGUST 9, 2012, PLEASE REPLACE THE SECTION TITLED, “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS” ON PAGES 26 THROUGH 30 WITH THE FOLLOWING:

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

Trustees and Officers

The following tables provide information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually. Each Trustee serves as Trustee for all 37 portfolios of The Huntington Funds.

Interested Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
B. Randolph Bateman* Age: 62 41 South High Street Columbus, OH TRUSTEE Began Serving: February 2008	Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present). Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$0

*	B. Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its affiliates.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Eddie R. Munson Age: 62 TRUSTEE Began Serving: June 2012	Principal Occupation: Retired (September 2006 to present). Previous Positions: Certified Public Accountant, KPMG LLP (June 1972 to September 2006). Other Directorships Held: Board Member, The Huntington Strategy Shares; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).	$0

David S. Schoedinger* Age: 69 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: May 1990	Principal Occupation: Chairman of the Board and Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$63,500

Tadd C. Seitz Age: 71 TRUSTEE Began serving: June 2006	Principal Occupation: Retired (July 1996-present); Board advisor and private investor (July 1996-present). Previous Positions: Chairman and Chief Executive Officer, The Scotts-Miracle Gro Company (June 1983-June 1996); Chief Operating Officer The Scotts Company (1982-1983); General Manager W. Atlee Burpee Company (1980-1982). Other Directorships Held: Board Member, The Huntington Strategy Shares; West Point Products, Shade Tree Systems and Cold Jet (both private companies) and Chairman of Central Benefits, a mutual insurance company.	$48,500

Mark D. Shary Age: 52 TRUSTEE Began serving: November 2010	Principal Occupations: Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present). Previous Positions: Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$58,000

Thomas J. Westerfield Age: 56 TRUSTEE Began serving: January 2001	Principal Occupation: Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position: Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$57,500

William H. Zimmer, III Age: 58 TRUSTEE Began Serving: December 2006	Principal Occupation: Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present). Previous Positions: Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$48,500

*	David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS*

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Positions
B. Randolph Bateman Age: 62 PRESIDENT 41 South High Street Columbus, OH 43215 Began Serving: September 2005

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 46 CHIEF EXECUTIVE OFFICER 2960 N. Meridian St., Ste. 300 Indianapolis, IN 46208 Began Serving: February 2010

Principal Occupations: Senior Vice President, HASI (formerly, Unified Fund Services, Inc.) (January 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to present).

Previous Positions: Independent Chair, Valued Advisers Trust (August 2008-Janaury 2010); Managing Director, Chief Operating Officer, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Matthew J. Miller Age: 34 VICE PRESIDENT 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: February 2010

Principal Occupation: Vice President, Relationship Management, HASI (formerly, Unified Fund Services, Inc.) (2008 to present).

Previous Position: Vice President, Transfer Agency Operations, HASI (formerly, Unified Fund Services, Inc.) (2002 to 2008).

David R. Carson Age: 53 CHIEF COMPLIANCE OFFICER and ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Cincinnati, OH 45209 Began Serving: September 2005

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (September 2005 to present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, The Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Robert W. Silva Age: 44 TREASURER 2960 N. Meridian St., Ste. 300, Indianapolis, IN 46208 Began Serving: November 2010

Principal Occupations: Vice President, Financial Administration, HASI (September 2010 to present); Treasurer, Dreman Contrarian Funds (March 2011-present).

Previous Positions: Senior Vice President, Citi Fund Services, Ohio, Inc. (September 2007 to September 2010); Assistant Vice President, Citizens Advisers, Inc. (May 2002 to August 2007).

Jay S. Fitton Age: 42 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupations: Vice President of Legal
Administration for HASI (formerly, Unified Fund
Services, Inc.) (November 2011 to present).

Previous Positions: Vice President and Senior
Counsel, J.P. Morgan Chase

(February 2007 – April 2007).

*	Officers do not receive any compensation from the Trust, except that David R. Carson received compensation from the Trust of $131, 250 for the fiscal year ended December 31, 2011 for serving as the Trust’s Chief Compliance Officer during that period.

COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Eddie R. Munson David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III Thomas J. Westerfield	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	2

Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	4

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	David S. Schoedinger (Chairman) Tadd C. Seitz Mark D. Shary William H. Zimmer, III Thomas J. Westerfield	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	0

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0

TRUSTEES OWNERSHIP OF SHARES IN THE FUND AND IN THE HUNTINGTON FUNDS

AS OF DECEMBER 31, 2011

(1) Name of Trustee	(2) Dollar Range of Shares Owned in the Fund	(3) Dollar Range of Shares Owned in The Huntington Funds
David S. Schoedinger	None	over $	100,000
Thomas J. Westerfield	None	over $	100,000
Tadd C. Seitz	None	over $	100,000
Mark D. Shary	None		$50,000-$100,000
William H. Zimmer, III	None	$	over $100,000
B. Randolph Bateman	None		$50,000-$100,000
Eddie R. Munson	None		$0

Qualifications and Experience of the Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 1990. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

B. Randolph Bateman

Mr. Bateman’s experience includes over twenty years in the banking and financial services industries. Mr. Bateman currently serves as the president of the Trust and as president and chief investment officer of Huntington Asset Advisors, Inc., the investment adviser to the Trust. These roles provide him with a comprehensive understanding of the Trust’s operations and investments.

Eddie R. Munson

Mr. Munson has extensive corporate and financial industry experience, including service as a Certified Public Accountant for over 30 years. In addition, Mr. Munson has served on the Boards of several companies including, an international business consulting firm, a healthcare management company and a pharmaceutical developer and manufacturer. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues.

David S. Schoedinger

Mr. Schoedinger’s experience as the chairman and chief executive officer of a private company and president of an insurance agency provides him an extensive knowledge of investment, operational, management and corporate governance issues. As chairman and chief executive officer, Mr. Schoedinger managed all of the investing for the company’s defined benefit plan until 2009.

Mr. Schoedinger has also served on the boards of two private companies and as past president for several industry organizations. In addition, his over twenty years as an Independent Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

Tadd C. Seitz

Mr. Seitz’s experience includes over twenty-five years of corporate service as the chairman and chief executive officer of a public company, as well as extensive experience serving on the boards of a variety of business entities. Mr. Seitz’s board experience includes several public and private companies, including an insurance company, and several non-profit entities. This experience provides Mr. Seitz with extensive knowledge of management, financial, marketing, corporate governance and investment issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his twelve years of service as a Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.